UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Report to Shareholders.

TCW Strategic Income Fund, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank) if you invest through a financial intermediary, or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held directly with TCW or through your financial intermediary.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

To the shareholders of the TCW Strategic Income Fund:

Executive Summary

TCW is pleased to present the 2019 semi-annual report for the TCW Strategic Income Fund (“TSI” or the “Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company and is listed on the New York Stock Exchange under the ticker TSI. For the first half of 2019, the market value of shares of TSI experienced a positive 12.26% return while the return on Fund’s net asset value (i.e., return on the underlying assets) increased by 5.86%. For reference, TSI’s customized benchmark, a construct that is 25% high yield, 15% equities, 15% convertible bonds, and 45% U.S. Aggregate Bond Index, gained 10.22% in the first half of 2019. While the return on the underlying assets trailed the benchmark return, the Fund’s year-to-date price based return was higher than the net asset value per share (“NAV”) based return due to a decrease in the discount between NAV and share price from 6.73% at the beginning of the year to 1.20% by June 30, 2019. Annualized price based performance over most longer periods remained ahead of the Fund’s benchmark performance.

The TSI Fund paid a quarterly dividend of 7.68 cents per share in the first quarter of 2019 and 8.25 cents per share in the second quarter of 2019. This represents an annualized rate of approximately 32 cents per share, contributing to a realized 12-month trailing yield of 6.77%, as of 6/30/2019. Of course, since yield is a function of a number of parameters, the go-forward yield of TSI will likely differ from the trailing figure.

Fund Performance

Annualized Total Return as of June 30, 2019
	YTD	1 Year	3 Year	5 Year	10 Year	Since 3/1/06(2)	Since 3/5/87(3)
Price Based Return	+12.26%	+12.56%	+8.34%	+6.28%	+13.92%	+10.48%	+8.32%
NAV Based Return	+5.86%	+6.88%	+5.92%	+4.61%	+12.37%	+9.01%	+8.48%
Custom Benchmark(1)	+10.22%	+8.37%	+6.86%	+5.16%	+7.98%	+6.34%	n/a

(1)

Custom Benchmark Index: 15% S&P 500 with Income, 15% Merrill Lynch Convertible Index, 45% Bloomberg Barclays Capital U.S. Aggregate Bond Index, 25% Citi High Yield Cash Pay Index. Past performance is no guarantee of future results. Current performance may be lower or higher than that quoted. The market value and net asset value of the Fund’s shares will fluctuate with market conditions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions. You should not draw any conclusions about the Fund’s performance from the amount of the quarterly distribution or from the terms of the Fund’s distribution policy.

(2)	The date on which the Fund objective changed to a multi-asset class fund. Prior to this date, the Fund primarily invested in convertible securities.
(3)	Inception date of the Fund.

Management Commentary

TCW manages the portfolio of securities according to a full cycle discipline. Effectively, this means that our management style opportunistically increases the level of risk taking with respect to the assets in the early years of an asset price/credit cycle. In the latter stages of the cycle, our proclivity is to reduce risk, which naturally also has the tendency to pull down the overall yield of the portfolio. TCW does judge the cycle to be in its later stages and hence the portfolio has been actively de-risked across a number of different dimensions, resulting in a more defensive posture to (1) protect the capital position and (2) provide liquidity for opportunistic deployment.

This value-oriented approach allowed the Fund to take advantage of sudden spread widening in December 2018 that was a consequence of tight liquidity conditions and fears of slowing growth. Positions were added in asset-backed securities (“ABS”) such as AAA collateralized loan obligations (“CLOs”), and in both investment grade and high yield credit where we found value in excess of price levels, with selective buys in several sectors including manufacturing, financials, communications, and energy, while positions were trimmed in some of the structured product holdings that had held up well, including agency commercial mortgage-backed securities (“CMBS”). In the first part of 2019, markets remediated in the wake of a dovish turn in central bank rhetoric, resulting in opportunities to trim selectively.

Late cycle concerns remain the dominant theme informing Fund strategy, as risk markets pin hopes on continued support from dovish central banks to buoy asset prices, even though underlying fundamentals have weakened further. Consistent trends that indicate growing risks include:

1.	High and rising leverage within the corporate debt sector

2.	Deteriorating underwriting standards

3.	Credit spreads at the tight end of the historical range provide scant compensation for rising risks

4.

Challenged global growth, with numerous sources of downside volatility such as growing trade tensions, an increasing likelihood of a disorderly Brexit, a slowdown and bank bailouts in China, and geopolitical tensions in the Middle East

Notwithstanding cyclical lows for lagging indicators of credit market stress (such as trailing default rates), cracks are forming as idiosyncratic capital structure collapses are becoming more frequent. In particular, the potential for swift and significant withdrawal of investor sponsorship should sentiment turn is highly motivating to exercise restraint in budgeting risk. As such, Fund positioning remains defensive, with corporate credit emphasizing regulated financials and counter-cyclical industrials like pharmaceuticals, food and beverage, and communications, and we will continue to look for opportunities to add exposure if spreads widen toward median levels. Despite looser underwriting standards — typical of late cycle — in certain sectors and relatively tight spreads overall, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return. Non-agency mortgage-backed securities (“MBS”) continue to present attractive risk-adjusted return potential despite a shrinking market. Agency MBS offers better liquidity characteristics, but there is risk as the Fed continues to shrink its position, therefore exposure is minimal. Finally, super senior ABS, particularly government-guaranteed student loan collateral, and CMBS markets are still solid fundamentally, but tighter spreads have made the sectors less compelling. Within CMBS, the emphasis remains on agency-backed issues, though exposure may be reduced in favor of better opportunities. The non-agency CMBS allocation continues to emphasize seasoned issues at the top of the capital structure and single asset single borrower deals to avoid the underwriting challenges faced by current vintage issues. Finally, as Treasury yields rallied over the past six-months, duration was trimmed from 2.0 years to approximately 1.9 years, and the position may be further shortened should rates decline.

Portfolio Positioning

SECTOR ALLOCATION

Asset-backed Securities (ABS)

Mortgage-backed Securities (MBS)

Corporate Bonds (CB)

Municipal Bonds (MUNI)

U.S. Treasury Securities (UST)

Foreign Government Bonds (FGB)

Money Market Investments (MM)

MBS ALLOCATION

Commercial Mortgage-backed Securities — Agency (CMBS AGENCY)

Commercial Mortgage-backed Securities — Non-agency (CMBS NON AGENCY)

Residential Mortgage-backed Securities — Agency (RMBS AGENCY)

Residential Mortgage-backed Securities — Non-agency (RMBS NON AGENCY)

Modest leverage can be utilized by the TSI Fund through a Line of Credit facility, though the Fund does not currently use any of the available $70 million commitment. Leverage may return to the Fund when management considers the market opportunity to be more abundant and the use of leverage has the potential to be accretive to returns.

We greatly appreciate your investment in the Fund and your continuing support of TCW. If you have any additional questions or comments, we invite you to visit our web site at www.tcw.com or contact our shareholder services department at 1-866-227-8179, or contact@tcw.com.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

The views expressed in this report reflect those of the Fund’s Advisor as of the date this is written and may not reflect its views on the date this report is first published or anytime thereafter. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	June 30, 2019

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES —94.8% of Net Assets

ASSET-BACKED SECURITIES — 12.1%

321 Henderson Receivables LLC (17-1A-A)

3.99% (1)	08/16/60	$240,038	$256,201

AMMC CLO (16-19A-A)

4.10% (3 mo. USD LIBOR + 1.500%) (1)(2)	10/15/28	1,370,000	1,370,739

AMUR Finance I LLC (13-1)

10.00% (3)(4)	01/25/22	777,891	217,820

AMUR Finance I LLC (13-2)

10.00% (3)(4)	03/20/24	529,571	164,174

Babson CLO, Ltd. (13-IA-AR)

3.39% (1)(5)	01/20/28	640,000	637,919

Babson CLO, Ltd. (16-2A-AR)

3.67% (1)(5)	07/20/28	650,000	650,131

Barings CLO, Ltd. (18-3A-A1)

3.54% (1)(5)	07/20/29	675,000	672,048

Bayview Commercial Asset Trust (03-2-A)

3.27% (1 mo. USD LIBOR + 0.870%) (1)(2)	12/25/33	432,546	428,824

Bayview Commercial Asset Trust (04-1-A)

2.94% (1 mo. USD LIBOR + 0.540%) (1)(2)	04/25/34	357,317	354,498

Bayview Commercial Asset Trust (04-2-A)

2.83% (1 mo. USD LIBOR + 0.645%) (1)(2)	08/25/34	332,495	327,000

Bayview Commercial Asset Trust (04-3-A1)

2.96% (1 mo. USD LIBOR + 0.370%) (1)(2)	01/25/35	177,830	177,109

BlueMountain CLO, Ltd. (13-1A-A1R2)

3.82% (1)(5)	01/20/29	1,400,000	1,402,060

Brazos Higher Education Authority, Inc. (10-1-A2)

3.72% (3 mo. USD LIBOR + 1.200%) (2)	02/25/35	2,200,000	2,245,674

CIT Education Loan Trust (07-1-A)

2.44% (3 mo. USD LIBOR + 0.090%) (1)(2)	03/25/42	700,429	669,543

Corevest American Finance Trust (19-1-XA) (I/O)

2.35% (1)(5)	03/15/52	1,911,902	187,538

Education Loan Asset-Backed Trust I (13-1-A2)

3.20% (1 mo. USD LIBOR + 0.800%) (1)(2)	04/26/32	1,260,000	1,256,287

EFS Volunteer No 2 LLC (12-1-A2)

3.75% (1 mo. USD LIBOR + 1.350%) (1)(2)	03/25/36	1,500,000	1,510,236

GCO Education Loan Funding Master Trust II (06-2AR-A1RN)

3.05% (1 mo. USD LIBOR + 0.650%) (1)(2)	08/27/46	2,071,282	1,976,191

Global SC Finance SRL (14-1A-A2)

3.09% (1)	07/17/29	221,125	222,019

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Goal Capital Funding Trust (06-1-B)

2.97% (3 mo. USD LIBOR + 0.450%) (2)	08/25/42	$246,636	$227,649

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

3.69% (1)(5)	10/29/29	1,400,000	1,398,926

Higher Education Funding I (14-1-A)

3.57% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	518,200	521,928

LCM XXI LP (21A-AR)

3.47% (1)(5)	04/20/28	1,100,000	1,095,600

Madison Park Funding, Ltd. (18-30A-A) 3

.35% (1)(5)	04/15/29	1,400,000	1,387,567

Magnetite VII, Ltd. (12-7A-A1R2)

3.40% (1)(5)	01/15/28	410,000	407,856

Nelnet Student Loan Trust (14-4A-A2)

3.35% (1 mo. USD LIBOR + 0.950%) (1)(2)	11/25/48	575,000	569,434

Neuberger Berman CLO XVI-S, Ltd. (17-16SA-A)

3.45% (1)(5)	01/15/28	1,400,000	1,396,460

North Carolina State Education Assistance Authority (11-1-A3)

3.67% (3 mo. USD LIBOR + 0.900%) (2)	10/25/41	1,852,172	1,852,240

Riserva Clo, Ltd. (16-3A-AR)

0.00% (3 mo. USD LIBOR + 1.140%) (1)(2)(4)	10/18/28	1,400,000	1,400,069

Scholar Funding Trust (12-B-A2)

3.53% (1 mo. USD LIBOR + 1.100%) (1)(2)	03/28/46	751,826	757,088

SLC Student Loan Trust (04-1-B)

2.81% (3 mo. USD LIBOR + 0.290%) (2)	08/15/31	341,718	312,835

SLC Student Loan Trust (06-1-B)

2.62% (3 mo. USD LIBOR + 0.210%) (2)	03/15/55	440,038	407,788

SLM Student Loan Trust (04-2-B)

3.05% (3 mo. USD LIBOR + 0.470%) (2)	07/25/39	374,697	352,726

SLM Student Loan Trust (05-9-B)

2.88% (3 mo. USD LIBOR + 0.300%) (2)	01/25/41	449,293	424,766

SLM Student Loan Trust (06-8-A6)

2.74% (3 mo. USD LIBOR + 0.160%) (2)	01/25/41	1,400,000	1,331,664

SLM Student Loan Trust (07-6-B)

3.43% (3 mo. USD LIBOR + 0.850%) (2)	04/27/43	143,908	137,000

SLM Student Loan Trust (07-7-B)

3.33% (3 mo. USD LIBOR + 0.750%) (2)	10/27/70	150,000	140,187

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-2-B)

3.78% (3 mo. USD LIBOR + 1.200%) (2)	01/25/83	$225,000	$215,456

SLM Student Loan Trust (08-3-B)

3.78% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	225,000	213,768

SLM Student Loan Trust (08-4-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	04/25/73	480,000	486,799

SLM Student Loan Trust (08-5-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	07/25/73	225,000	227,135

SLM Student Loan Trust (08-6-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	225,000	228,446

SLM Student Loan Trust (08-7-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	270,000	274,173

SLM Student Loan Trust (08-8-B)

4.83% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	225,000	229,601

SLM Student Loan Trust (08-9-B)

4.83% (3 mo. USD LIBOR + 2.250%) (2)	10/25/83	225,000	230,257

Structured Receivables Finance LLC (10-A-B)

7.61% (1)	01/16/46	622,161	726,924

Structured Receivables Finance LLC (10-B-B)

7.97% (1)	08/15/36	368,187	436,246

Student Loan Consolidation Center (02-2-B2)

0.00% (28 day Auction Rate) (1)(2)(4)	07/01/42	1,250,000	1,179,167

Vermont Student Assistance Corp. (12-1-A)

3.13% (1 mo. USD LIBOR + 0.700%)(2)	07/28/34	241,502	239,683

Total Asset-backed Securities

(Cost: $33,474,879)			33,535,449

MORTGAGE-BACKED SECURITIES — 50.7%

Commercial Mortgage-backed Securities — Agency —4.1%

Fannie Mae, Pool #AN9619

3.77%	06/01/33	830,000	922,769

Fannie Mae, Pool #AN9420

3.77%	07/01/43	636,698	707,065

Fannie Mae (11-M5-A2) (ACES)(I/O)

1.21% (5)	07/25/21	5,316,733	97,496

Fannie Mae (12-M14-X2) (I/O)

0.48% (5)	09/25/22	11,284,093	116,452

Fannie Mae (16-M11-AL)

2.94%	07/25/39	902,054	929,116

Fannie Mae (16-M11-X2) (I/O)

2.72% (5)	07/25/39	5,243,187	192,388

Issues	Maturity Date	Principal Amount	Value

Commercial Mortgage-backed Securities — Agency (Continued)

Freddie Mac, Pool #WA3303

3.83%	05/01/35	$1,390,318	$1,544,204

Freddie Mac Multifamily Structured Pass-Through Certificates (K093-XAM) (I/O)

1.19% (5)	05/25/29	3,205,000	335,482

Freddie Mac Multifamily Structured Pass-Through Certificates (K015-X3) (I/O)

2.90% (5)	08/25/39	4,000,000	220,360

Freddie Mac Multifamily Structured Pass-Through Certificates (K021-X3) (I/O)

2.03% (5)	07/25/40	3,475,000	191,829

Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O)

1.87% (5)	08/25/40	2,500,000	133,432

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (5)	11/25/40	5,400,000	301,342

Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X3) (I/O)

1.71% (5)	07/25/41	4,500,000	268,832

Freddie Mac Multifamily Structured Pass-Through Certificates (K047-X1) (I/O)

0.26% (5)	05/25/25	58,378,396	488,709

Freddie Mac Multifamily Structured Pass-Through Certificates (K728-X3) (I/O)

2.02% (5)	11/25/45	3,455,000	321,626

Freddie Mac Multifamily Structured Pass-Through Certificates (K732-X3) (I/O)

2.25% (5)	05/25/46	2,400,000	276,868

Freddie Mac Multifamily Structured Pass-Through Certificates (K734-X1) (I/O)

0.79% (5)	02/25/26	7,248,972	273,497

Freddie Mac Multifamily Structured Pass-Through Certificates (KIR1-X) (I/O)

1.21% (5)	03/25/26	4,603,193	279,574

Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H)

3.05% (5)	01/25/46	859,493	864,780

Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-APT1)

2.62% (5)	07/25/26	1,293,877	1,325,952

Ginnie Mae (08-92-E)

5.56% (5)	03/16/44	466,182	477,623

Ginnie Mae (09-114-IO) (I/O)

0.00% (5)	10/16/49	8,509,082	3,574

Ginnie Mae (11-10-IO) (I/O)

0.06% (5)	12/16/45	15,532,172	63,527

Ginnie Mae (11-105-IO) (I/O)

0.00% (5)(4)	09/16/51	8,718,076	41,193

Ginnie Mae (11-152-IO) (I/O)

0.32% (5)	08/16/51	3,856,674	35,520

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2019

Issues	Maturity Date	Principal Amount	Value

Commercial Mortgage-backed Securities — Agency (Continued)

Ginnie Mae (11-42-IO) (I/O)

0.00% (5)(4)	08/16/50	$15,889,316	$69,277

Ginnie Mae (12-4-IO) (I/O)

0.17% (5)	05/16/52	13,269,772	111,242

Ginnie Mae (14-103-IO) (I/O)

0.61% (5)	05/16/55	6,391,871	193,418

Ginnie Mae (14-125-IO) (I/O)

0.96% (5)	11/16/54	6,439,934	389,126

Ginnie Mae (14-88-IE) (I/O)

0.32% (5)	03/16/55	7,633,526	178,630

Ginnie Mae (16-22-IX) (I/O)

1.29% (5)	06/16/38	484,771	91,921

Total Commercial Mortgage-backed Securities — Agency

(Cost: $13,019,513)			11,446,824

Commercial Mortgage-backed Securities — Non-agency — 4.1%

BAMLL Commercial Mortgage Securities Trust (11-FSHN-A)

4.42% (1)	07/11/33	300,000	310,050

BAMLL Commercial Mortgage Securities Trust (18-PARK-A)

4.23% (1)(5)	08/10/38	415,000	459,588

Banc of America Commercial Mortgage Trust (07-5-AJ)

6.24% (5)	02/10/51	536,345	513,919

CALI Mortgage Trust (19-101C-A)

3.96% (1)	03/10/39	680,000	748,736

CGRBS Commercial Mortgage Trust (13-VN05-A)

3.37% (1)	03/13/35	290,000	302,961

Citigroup Commercial Mortgage Trust (12-GC8-XA) (I/O)

1.94% (1)(5)(6)	09/10/45	3,266,063	148,086

COMM Mortgage Trust (12-LC4-XB) (I/O)

0.64% (1)(5)	12/10/44	18,671,016	275,771

COMM Mortgage Trust (13-CR13-XA) (I/O)

0.96% (5)	11/10/46	5,483,166	168,421

COMM Mortgage Trust (13-CR12-XA) (I/O)

1.33% (5)	10/10/46	9,923,631	402,045

COMM Mortgage Trust (13-LC13-XA) (I/O)

1.33% (5)	08/10/46	9,367,819	337,587

COMM Mortgage Trust (14-CR18-XA) (I/O)

1.17% (5)	07/15/47	7,141,303	286,442

Credit Suisse Commercial Mortgage Trust (07-C2-AJ)

5.75% (5)	01/15/49	62,754	63,111

CSMC Trust (15-GLPB-A)

3.64% (1)	11/15/34	1,500,000	1,578,295

Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-X) (I/O)

0.36% (1)(5)(6)	12/13/28	51,997,322	174,399

GS Mortgage Securities Trust (11-GC3-X) (I/O)

0.82% (1)(5)	03/10/44	16,388,029	161,796

GS Mortgage Securities Trust (12-GC6-XB) (I/O)

0.26% (1)(5)(6)	01/10/45	17,397,372	99,838

Issues	Maturity Date	Principal Amount	Value

Commercial Mortgage-backed Securities — Non-agency (Continued)

GS Mortgage Securities Trust (14-GC18-XB) (I/O)

0.27% (5)	01/10/47	$66,563,000	$452,196

Hudson Yards Mortgage Trust (19-30HY-A)

3.23% (1)	07/10/39	560,000	576,537

JPMBB Commercial Mortgage Securities Trust (14-C24-XA) (I/O)

1.11% (5)	11/15/47	8,615,790	280,758

JPMBB Commercial Mortgage Securities Trust (14-C21-XA) (I/O)

1.17% (5)	08/15/47	1,945,685	78,526

JPMorgan Chase Commercial Mortgage Securities Trust (09-IWST-XA) (I/O)

2.08% (1)(5)(6)	12/05/27	11,697,758	94,396

JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O)

0.61% (1)(5)	02/15/46	53,641,794	476,817

JPMorgan Chase Commercial Mortgage Securities Trust (12-HSBC-XA) (I/O)

1.58% (1)(5)(6)	07/05/32	4,536,445	173,983

JPMorgan Chase Commercial Mortgage Securities Trust (13-LC11-XA) (I/O)

1.40% (5)	04/15/46	3,056,227	124,906

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	275,000	289,731

Morgan Stanley Capital I Trust (12-C4-XA) (I/O)

2.26% (1)(5)(6)	03/15/45	5,540,767	244,740

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A)

3.66% (1)(5)	01/05/43	390,000	408,463

UBS Commercial Mortgage Trust (12-C1-XA) (I/O)

2.25% (1)(5)(6)	05/10/45	5,610,914	261,807

VNDO Mortgage Trust (12-6AVE-A)

3.00% (1)	11/15/30	280,000	286,902

Wells Fargo Commercial Mortgage Trust (12-LC5-XA) (I/O)

1.93% (1)(5)	10/15/45	5,819,608	270,728

WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O)

1.99% (1)(5)(6)	08/15/45	4,490,468	199,648

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.07% (1)(5)	11/15/45	2,632,928	137,623

WFRBS Commercial Mortgage Trust (13-C14-XA) (I/O)

0.87% (5)	06/15/46	8,857,170	206,549

WFRBS Commercial Mortgage Trust (14-C24-XA) (I/O)

1.01% (5)	11/15/47	5,976,860	200,934

WFRBS Commercial Mortgage Trust (14-LC14-XA) (I/O)

1.40% (5)	03/15/47	11,052,344	485,342

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $13,458,686)			11,281,631

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Agency —1.6%

Fannie Mae (04-53-QV) (I/O) (I/F)

1.59% (1 mo. USD LIBOR + 7.590%)(2)	02/25/34	$1,087,919	$19,403

Fannie Mae (07-42-SE) (I/O) (I/F)

3.71% (-1.00 x 1 mo. USD LIBOR + 6.110%)(2)	05/25/37	141,453	18,370

Fannie Mae (07-48-SD) (I/O) (I/F)

3.70% (-1.00 x 1 mo. USD LIBOR + 6.100%)(2)	05/25/37	1,599,309	237,816

Fannie Mae (09-69-CS) (I/O) (I/F)

4.35% (-1.00 x 1 mo. USD LIBOR + 6.750%)(2)	09/25/39	300,640	47,890

Freddie Mac (1673-SD) (I/F) (PAC)

14.28% (-2.15 x T10Y + 19.391%)(2)	02/15/24	78,208	92,205

Freddie Mac (1760-ZD)

1.87% (1 x T10Y - 0.500%)(2)	02/15/24	168,873	166,187

Freddie Mac (2990-JK) (I/F)

12.43% (-4.00079 x 1 mo. USD LIBOR + 22.004%)(2)	03/15/35	133,182	160,218

Freddie Mac (3122-SG) (I/O) (I/F) (TAC) (PAC)

3.24% (-1.00 x 1 mo. USD LIBOR + 5.630%)(2)	03/15/36	2,564,344	405,709

Freddie Mac (3239-SI) (I/O) (I/F) (PAC)

4.26% (-1.00 x 1 mo. USD LIBOR + 6.650%)(2)	11/15/36	632,244	129,751

Freddie Mac (3323-SA) (I/O) (I/F)

3.63% (-1.00 x 1 mo. USD LIBOR + 6.110%)(2)	05/15/37	223,080	29,737

Freddie Mac (3459-JS) (I/O) (I/F)

3.77% (5)	06/15/38	226,680	35,295

Freddie Mac (4030-HS) (I/O) (I/F)

4.22% (-1.00 x 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	1,320,659	247,244

Ginnie Mae (06-35-SA) (I/O) (I/F)

4.22% (-1.00 x 1 mo. USD LIBOR + 6.600%)(2)	07/20/36	1,902,951	372,833

Ginnie Mae (06-61-SA) (I/O) (I/F) (TAC)

2.31% (5)	11/20/36	3,162,416	318,839

Ginnie Mae (08-58-TS) (I/O) (I/F) (TAC)

4.02% (-1.00 x 1 mo. USD LIBOR + 6.400%)(2)	05/20/38	1,622,664	155,076

Ginnie Mae (16-153-IO) (I/O)

3.50%	11/20/46	3,887,225	664,498

Ginnie Mae II TBA, 30 Year

4.50% (7)	07/29/48	1,350,000	1,406,863

Total Residential Mortgage-backed Securities — Agency

(Cost: $3,421,059)			4,507,934

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency —40.9%

ACE Securities Corp. (04-IN1-A1)

3.04% (1 mo. USD LIBOR + 0.640%)(2)	05/25/34	$537,651	$519,244

ACE Securities Corp. (07-ASP1-A2C)

2.66% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	1,555,629	974,828

Adjustable Rate Mortgage Trust (05-4-6A22)

4.42% (5)	08/25/35	639,200	412,518

Adjustable Rate Mortgage Trust (06-1-2A1)

4.52% (5)	03/25/36	492,092	391,691

Asset-Backed Funding Certificates (07-NC1-A2)

2.70% (1 mo. USD LIBOR + 0.300%)(1)(2)	05/25/37	1,425,363	1,405,466

Asset-Backed Securities Corp. Home Equity (06-HE3-A5)

2.67% (1 mo. USD LIBOR + 0.270%)(2)	03/25/36	3,000,000	2,940,195

Asset-Backed Securities Corp. Home Equity (07-HE1-A1B)

2.55% (1 mo. USD LIBOR + 0.150%)(2)	12/25/36	678,577	667,097

Banc of America Alternative Loan Trust (05-10-1CB1)

2.80% (1 mo. USD LIBOR + 0.400%)(2)	11/25/35	786,129	705,716

Banc of America Funding Corp. (15-R3-6A2)

2.60% (1)(5)	05/27/36	1,920,986	1,826,724

Banc of America Funding Trust (06-3-4A14)

6.00%	03/25/36	479,447	479,237

Banc of America Funding Trust (06-3-5A3)

5.50%	03/25/36	269,618	258,197

Banc of America Funding Trust (15-R4-2A1)

2.63% (1 mo. USD LIBOR + 0.205%)(1)(2)	02/25/37	1,082,429	1,067,223

BCAP LLC Trust (11-RR3-5A3)

3.70% (1)(5)	11/27/37	162,551	163,079

BCMSC Trust (00-A-A4)

8.29% (5)	06/15/30	3,316,690	1,274,540

Bear Stearns Adjustable Rate Mortgage Trust (03-7-9A)

4.75% (5)	10/25/33	395,072	405,508

Bear Stearns Adjustable Rate Mortgage Trust (05-9-A1)

4.73% (1 year Treasury Constant Maturity Rate + 2.300%)(2)	10/25/35	344,291	354,088

Bear Stearns Adjustable Rate Mortgage Trust (07-4-22A1)

4.03% (5)(8)	06/25/47	1,308,270	1,255,993

Bear Stearns ALT-A Trust (05-3-4A3)

4.31% (5)	04/25/35	837,476	855,491

Bear Stearns Asset-Backed Securities Trust (05-AC6-1A3)

5.50% (5)	09/25/35	566,543	581,670

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2019

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency (Continued)

Bear Stearns Asset-Backed Securities Trust (06-IM1-A1)

2.63% (1 mo. USD LIBOR + 0.230%)(2)	04/25/36	$344,224	$461,887

Bear Stearns Mortgage Funding Trust (07-AR3-1X) (I/O)

0.50%	03/25/37	39,574,936	1,078,073

Centex Home Equity Loan Trust (05-A-AF5)

5.78%	01/25/35	455,990	459,265

CIM Trust (17-7-A)

3.00% (1)(5)	12/25/65	992,316	998,224

CIM Trust (18-R2-A1)

3.69% (1)(5)	08/25/57	1,087,416	1,077,511

CIM Trust (18-R4-A1)

4.07% (1)(5)	12/26/57	1,107,487	1,120,552

Citigroup Mortgage Loan Trust, Inc. (05-11-A2A)

4.82% (1 year Treasury Constant Maturity Rate + 2.400%)(2)	10/25/35	477,543	487,120

Citigroup Mortgage Loan Trust, Inc. (05-8-1A1A)

4.54% (5)	10/25/35	1,065,074	1,020,711

Citigroup Mortgage Loan Trust, Inc. (14-10-2A2)

2.68% (1 mo. USD LIBOR + 0.250%)(1)(2)	07/25/37	1,972,354	1,929,308

CitiMortgage Alternative Loan Trust (06-A3-1A7)

6.00%	07/25/36	976,210	965,388

CitiMortgage Alternative Loan Trust (06-A5-1A8)

6.00%	10/25/36	1,097,096	1,087,899

Conseco Finance Securitizations Corp. (01-4-A4)

7.36% (5)	08/01/32	29,868	30,036

Conseco Finance Securitizations Corp. (99-6-A1)

7.36% (1)(5)	06/01/30	1,560,190	965,024

Conseco Financial Corp. (96-6-M1)

7.95% (5)	09/15/27	235,950	260,205

Conseco Financial Corp. (96-7-M1)

7.70% (5)	09/15/26	748,027	795,230

Conseco Financial Corp. (98-3-A6)

6.76% (5)	03/01/30	149,399	154,630

Conseco Financial Corp. (98-4-A5)

6.18%	04/01/30	274,776	281,102

Conseco Financial Corp. (98-4-A6)

6.53% (5)	04/01/30	167,162	174,656

Conseco Financial Corp. (98-4-A7)

6.87% (5)	04/01/30	177,005	185,824

Countryplace Manufactured Housing Contract Trust (07-1-A4)

5.85% (1)(5)	07/15/37	851,438	864,337

Countrywide Alternative Loan Trust (05-20CB-4A1)

5.25%	07/25/20	83,047	82,650

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency (Continued)

Countrywide Alternative Loan Trust (06-8T1-1A2) (I/O)

3.10% (1 mo. USD LIBOR + 5.500%)(2)(3)	04/25/36	$6,515,182	$1,135,984

Countrywide Asset-Backed Certificates (07-13-2A1)

3.30% (1 mo. USD LIBOR + 0.900%)(2)	10/25/47	748,903	734,910

Countrywide Home Loans (04-HYB4-B1)

4.51% (5)	09/20/34	945,216	289,813

Countrywide Home Loans (06-14-X) (I/O)

0.18% (3)(5)	09/25/36	22,555,204	123,887

Countrywide Home Loans (06-HYB2-1A1)

4.63% (5)	04/20/36	1,305,117	1,070,796

Credit Suisse First Boston Mortgage Securities Corp. (04-AR5-11A2)

3.14% (1 mo. USD LIBOR + 0.740%)(2)	06/25/34	170,850	170,859

Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)

6.50%	01/25/36	1,276,768	777,856

Credit Suisse Mortgage Capital Certificates (06-6-1A8)

6.00%	07/25/36	651,704	538,952

Credit Suisse Mortgage Trust (12-2R-1A2)

4.70% (1)(5)	05/27/35	1,066,226	1,100,018

Credit-Based Asset Servicing and Securitization LLC (03-CB3-AF1)

3.38%	12/25/32	515,066	524,743

Credit-Based Asset Servicing and Securitization LLC (05-CB4-M2)

2.85% (1 mo. USD LIBOR + 0.450%)(2)	07/25/35	1,070,295	1,077,503

Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)

3.36%	01/25/36	1,401,392	1,221,689

Credit-Based Asset Servicing and Securitization LLC (06-CB2-AF2)

3.43%	12/25/36	2,561,747	2,295,632

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)

4.03%	02/25/37	1,179,109	947,965

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)

4.03%	02/25/37	1,158,489	931,284

Credit-Based Asset Servicing and Securitization LLC (07-CB3-A3)

3.82%	03/25/37	1,453,470	738,923

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AB2-A2)

5.26% (5)	06/25/36	1,739,589	1,699,980

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)

2.59% (1 mo. USD LIBOR + 0.190%)(2)	02/25/37	658,069	605,661

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency (Continued)

DSLA Mortgage Loan Trust (06-AR2-2A1A)

2.59% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	$489,085	$451,827

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF11-2A3)

2.55% (1 mo. USD LIBOR + 0.150%)(2)	08/25/36	1,513,356	1,366,706

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF13-A2C)

2.56% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	965,962	768,295

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)

2.61% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	1,219,467	1,070,751

First Horizon Alternative Mortgage Securities Trust (05-AA10-2A1)

3.83% (5)	12/25/35	426,805	371,796

Greenpoint Manufactured Housing (00-1-A4)

8.14% (5)	03/20/30	748,341	751,420

GSAA Home Equity Trust (06-13-AF6)

6.04%	07/25/36	1,546,170	850,252

GSC Capital Corp. Mortgage Trust (06-2-A1)

2.58% (1 mo. USD LIBOR + 0.180%)(2)	05/25/36	397,748	373,772

GSR Mortgage Loan Trust (05-AR3-6A1)

4.49% (5)	05/25/35	340,706	318,734

HSI Asset Loan Obligation Trust (07-2-2A12)

6.00%	09/25/37	517,250	474,731

Indymac INDX Mortgage Loan Trust (04-AR6-5A1)

4.40% (5)	10/25/34	440,092	458,009

Indymac INDX Mortgage Loan Trust (05-AR19-A1)

3.76% (5)(8)	10/25/35	593,556	518,060

Indymac INDX Mortgage Loan Trust (06-AR13-A4X) (I/O)

0.73% (3)(5)	07/25/36	234,745	915

Indymac INDX Mortgage Loan Trust (06-AR9-1A1)

4.26% (5)	06/25/36	810,859	684,773

Indymac INDX Mortgage Loan Trust (07-AR5-2A1)

3.84% (5)(8)	05/25/37	1,064,346	1,021,245

Indymac INDX Mortgage Loan Trust (07-FLX2-A1C)

2.59% (1 mo. USD LIBOR + 0.190%)(2)	04/25/37	2,051,990	1,928,746

JPMorgan Alternative Loan Trust (06-A2-5A1)

4.11% (5)	05/25/36	698,787	546,594

JPMorgan Mortgage Acquisition Corp. (05-FRE1-A2F3)

3.37%	10/25/35	600,825	602,289

JPMorgan Mortgage Acquisition Trust (06-WF1-A5)

6.41%	07/25/36	2,471,587	1,303,748

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency (Continued)

JPMorgan Mortgage Acquisition Trust (07-CH4-A4)

2.56% (1 mo. USD LIBOR + 0.160%)(2)	01/25/36	$271,570	$270,967

JPMorgan Mortgage Trust (04-A6-5A1)

4.23% (5)	12/25/34	315,551	310,160

JPMorgan Mortgage Trust (07-S2-1A1)

5.00%	06/25/37	222,357	162,518

JPMorgan Resecuritization Trust (15-4-1A5)

2.62% (1 mo. USD LIBOR + 0.190%)(1)(2)	06/26/47	1,863,000	1,763,200

JPMorgan Resecuritization Trust (15-4-2A2)

4.20% (1)(5)	06/26/47	4,187,652	1,830,050

Legacy Mortgage Asset Trust (19-GS4-A1)

3.44% (1)	05/25/59	1,292,792	1,295,539

Lehman Mortgage Trust (06-7-2A5) (I/O)

4.15% (1 mo. USD LIBOR + 6.550%)(2)(3)	11/25/36	3,467,214	1,031,881

Lehman XS Trust (06-10N-1A3A)

2.61% (1 mo. USD LIBOR + 0.210%)(2)	07/25/46	880,309	867,793

Lehman XS Trust (06-12N-A31A)

2.60% (1 mo. USD LIBOR + 0.200%)(2)	08/25/46	1,283,938	1,212,719

Long Beach Mortgage Loan Trust (04-4-M1)

3.30% (1 mo. USD LIBOR + 0.900%)(2)	10/25/34	1,020,054	1,027,090

MASTR Alternative Loan Trust (06-2-2A2) (I/O)

4.70% (1 mo. USD LIBOR + 7.100%)(2)	03/25/36	6,033,319	1,293,163

MASTR Alternative Loans Trust (07-HF1-4A1)

7.00% (8)	10/25/47	1,138,495	848,158

MASTR Asset-Backed Securities Trust (06-NC1-A4)

3.00% (1 mo. USD LIBOR + 0.300%)(2)(3)	01/25/36	192,260	190,442

MASTR Asset-Backed Securities Trust (07-HE1-A4)

2.68% (1 mo. USD LIBOR + 0.280%)(2)	05/25/37	2,000,000	1,760,947

Merrill Lynch Alternative Note Asset Trust (07-OAR2-A2)

2.61% (1 mo. USD LIBOR + 0.210%)(2)	04/25/37	1,401,398	1,229,698

Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)

2.53% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	699,123	549,182

Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2C)

2.58% (1 mo. USD LIBOR + 0.180%)(2)	06/25/37	1,427,593	1,128,330

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2019

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency (Continued)

Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)

4.69% (1 year Treasury Constant Maturity Rate + 2.400%)(2)	08/25/36	$322,665	$320,699

Mid-State Trust (04-1-B)

8.90%	08/15/37	334,675	381,458

Mid-State Trust (04-1-M1)

6.50%	08/15/37	334,675	353,648

Morgan Stanley ABS Capital I, Inc. Trust (06-HE3-A1)

2.54% (1 mo. USD LIBOR + 0.140%)(2)	04/25/36	700,331	683,501

Morgan Stanley ABS Capital I, Inc. Trust (07-15AR-4A1)

3.52% (5)	11/25/37	537,254	534,468

Morgan Stanley Home Equity Loan Trust (06-2-A4)

2.68% (1 mo. USD LIBOR + 0.280%)(2)	02/25/36	826,711	821,911

MortgageIT Trust (05-5-A1)

2.92% (1 mo. USD LIBOR + 0.260%)(2)	12/25/35	455,440	452,118

Nationstar Home Equity Loan Trust (07-B-2AV3)

2.65% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	1,516,338	1,518,417

New Century Home Equity Loan Trust (05-B-A2D)

2.80% (1 mo. USD LIBOR + 0.400%)(2)	10/25/35	688,240	683,441

Nomura Asset Acceptance Corp. (06-AR1-1A)

5.28% (5)	02/25/36	1,045,914	942,177

Oakwood Mortgage Investors, Inc. (00-A-A4)

8.15% (5)	09/15/29	1,807,143	953,066

Oakwood Mortgage Investors, Inc. (00-D-A4)

7.40% (5)	07/15/30	730,271	329,465

Oakwood Mortgage Investors, Inc. (01-C-A3)

6.61% (5)	06/15/31	1,671,841	461,138

Oakwood Mortgage Investors, Inc. (01-D-A3)

5.90% (5)	09/15/22	854,698	665,214

Oakwood Mortgage Investors, Inc. (01-D-A4)

6.93% (5)	09/15/31	495,193	417,463

Oakwood Mortgage Investors, Inc. (02-A-A3)

6.03% (5)	05/15/24	241,178	249,470

Oakwood Mortgage Investors, Inc. (98-A-M)

6.83% (5)	05/15/28	187,034	192,633

Oakwood Mortgage Investors, Inc. (99-B-A4)

6.99%	12/15/26	216,567	222,354

Oakwood Mortgage Investors, Inc. (99-E-A1)

7.61% (5)	03/15/30	943,228	826,584

Popular ABS Mortgage Pass-Through Trust (05-6-A4)

3.77%	01/25/36	586,148	587,592

RALI Series Trust (06-QS13-1A2) (I/O)

4.76% (1 mo. USD LIBOR + 7.160%)(2)(3)	09/25/36	4,699,059	800,730

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency (Continued)

RALI Series Trust (06-QS7-A2)

6.00%	06/25/36	$677,865	$636,708

RASC Series Trust (05-KS11-M1)

2.80% (1 mo. USD LIBOR + 0.400%)(2)	12/25/35	389,448	391,043

RBSSP Resecuritization Trust (12-6-4A2)

2.76% (1 mo. USD LIBOR + 0.330%)(1)(2)	01/26/36	2,257,107	2,237,405

Residential Accredit Loans, Inc. (05-QA7-A1)

4.22% (5)	07/25/35	1,168,622	996,458

Residential Accredit Loans, Inc. (05-QA8-CB21)

4.63% (5)	07/25/35	612,864	478,581

Residential Accredit Loans, Inc. (06-QA10-A2)

2.58% (1 mo. USD LIBOR + 0.180%)(2)	12/25/36	882,956	832,539

Residential Accredit Loans, Inc. (06-QS1-A3) (PAC)

5.75%	01/25/36	517,960	493,706

Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)

0.34% (3)(5)	08/25/36	12,592,401	186,466

Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)

0.75% (3)(5)	06/25/36	5,551,680	146,059

Residential Accredit Loans, Inc. (06-QS8-A3)

6.00%	08/25/36	1,114,301	1,037,786

Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)

0.33% (3)(5)	01/25/37	14,077,467	170,277

Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)

0.36% (3)(5)	02/25/37	14,686,880	201,849

Residential Accredit Loans, Inc. (07-QS6-A62) (TAC)

5.50%	04/25/37	334,795	312,871

Residential Asset Mortgage Products, Inc. (06-RZ3-A3)

2.69% (1 mo. USD LIBOR + 0.290%)(2)	08/25/36	393,462	394,398

Residential Asset Securitization Trust (05-A15-4A1)

6.00%	02/25/36	1,053,764	677,407

Residential Asset Securitization Trust (07-A5-AX) (I/O)

6.00% (3)	05/25/37	2,500,146	399,774

Residential Funding Mortgage Securities (06-S9-AV) (I/O)

0.32% (3)(5)	09/25/36	34,480,645	316,581

Saxon Asset Securities Trust (07-3-2A4)

2.89% (1 mo. USD LIBOR + 0.490%)(2)	09/25/47	2,926,000	2,631,588

Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2C)

2.62% (1 mo. USD LIBOR + 0.220%)(2)	01/25/37	4,614,000	3,636,951

Soundview Home Loan Trust (06-1-A4)

2.70% (1 mo. USD LIBOR + 0.300%)(2)	02/25/36	778,520	755,219

Structured Adjustable Rate Mortgage Loan Trust (05-20-1A1)

4.68% (5)	10/25/35	248,782	244,618

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Residential Mortgage-backed Securities — Non-agency (Continued)

Structured Adjustable Rate Mortgage Loan Trust (07-9-2A1)

4.23% (5)	10/25/47	$414,693	$371,452

Structured Asset Investment Loan Trust (05-3-M2)

3.06% (1 mo. USD LIBOR + 0.660%)(2)	04/25/35	353,824	355,179

Structured Asset Mortgage Investments II Trust (06-AR4-5A1)

2.58% (1 mo. USD LIBOR + 0.180%)(2)	06/25/36	1,369,828	1,272,430

Structured Asset Securities Corp. (06-GEL4-A3)

2.70% (1 mo. USD LIBOR + 0.300%)(1)(2)	10/25/36	399,118	399,680

WAMU Asset-Backed Certificates (07-HE1-2A3)

2.55% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	2,153,575	1,378,890

Wells Fargo Alternative Loan Trust (07-PA2-2A2) (I/O)

3.67% (-1.00 x 1 mo. USD LIBOR + 6.070%)(2)(3)	06/25/37	3,966,264	593,565

Wells Fargo Home Equity Trust (06-2-A3)

2.61% (1 mo. USD LIBOR + 0.210%)(2)	01/25/37	730,000	711,779

Wells Fargo Home Equity Trust (06-2-A4)

2.65% (1 mo. USD LIBOR + 0.250%)(2)	07/25/36	239,526	238,233

Wells Fargo Mortgage-Backed Securities Trust (06-AR10-5A1)

4.99% (5)	07/25/36	333,783	339,834

Wells Fargo Mortgage-Backed Securities Trust (07-AR3-A4)

5.20% (5)	04/25/37	303,753	298,151

Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1)

5.75%	02/25/38	136,797	145,899

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $99,282,737)			113,320,015

Total Mortgage-backed Securities

(Cost: $129,181,995)			140,556,404

CORPORATE BONDS—28.8%

Advertising — 0.0%

Clear Channel International BV (Netherlands)

8.75% (1)	12/15/20	95,000	97,494

Aerospace/Defense — 0.6%

BAE Systems Holdings, Inc.

2.85% (1)	12/15/20	500,000	502,108

L3 Technologies, Inc.

4.40%	06/15/28	420,000	459,895

Issues	Maturity Date	Principal Amount	Value

Aerospace/Defense (Continued)

Northrop Grumman Corp.

2.93%	01/15/25	$590,000	$601,329

			1,563,332

Agriculture — 0.2%

BAT Capital Corp.

4.54%	08/15/47	130,000	120,721

Reynolds American, Inc.

5.85%	08/15/45	300,000	323,589

			444,310

Airlines — 0.5%

America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC)

7.10%	10/02/22	226,752	234,733

Continental Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC)

7.71%	10/02/22	238,347	248,473

Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)

6.72%	07/02/24	359,796	386,301

US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)

6.25%	10/22/24	435,174	475,324

			1,344,831

Auto Manufacturers — 0.7%

Ford Motor Credit Co. LLC

3.20%	01/15/21	525,000	528,310

3.34%	03/28/22	645,000	647,789

3.60% (3 mo. USD LIBOR + 1.270%)(2)	03/28/22	345,000	339,567

8.13%	01/15/20	280,000	287,820

General Motors Co. 4.88%	10/02/23	150,000	159,183

			1,962,669

Banks — 5.3%

Bank of America Corp.

2.74% (2.738% until 1/23/21 then 3 mo. USD LIBOR + 0.370%)(2)	01/23/22	10,000	10,047

3.00% (3.004% until 12/20/22 then 3 mo. USD LIBOR + 0.790%)(2)	12/20/23	140,000	142,648

3.12% (3 mo. USD LIBOR + 1.160%)(2)	01/20/23	406,000	412,228

3.42% (3.419% until 12/20/27 then 3 mo. USD LIBOR + 1.040%)(2)	12/20/28	1,916,000	1,973,219

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2019

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

3.50% (3.499% until 5/17/21 then 3 mo. USD LIBOR + 0.630%)(2)	05/17/22	$500,000	$509,960

4.27% (4.271% u 7/23/28 then 3 mo. USD LIBOR + 1.31%)(2)	07/23/29	175,000	190,803

Bank of New York Mellon Corp. (The)

2.60%	02/07/22	835,000	842,808

Goldman Sachs Group, Inc. (The)

2.30%	12/13/19	810,000	809,591

3.27% (3.272% until 9/29/24 then 3 mo. USD LIBOR + 1.201%)(2)	09/29/25	430,000	438,092

3.75%	05/22/25	750,000	784,761

4.12% (3 mo. USD LIBOR + 1.600%)(2)	11/29/23	500,000	513,864

4.22% (4.223% until 5/01/18 then 3 mo. USD LIBOR + 1.301%)(2)	05/01/29	140,000	150,140

JPMorgan Chase & Co.

3.22% (3 mo. USD LIBOR + 1.155%)(2)	03/01/25	380,000	391,043

3.51% (3.514% until 6/18/21 then 3 mo. USD LIBOR + 0.610%)(2)	06/18/22	560,000	572,445

3.56% (5)	04/23/24	1,000,000	1,037,344

3.96% (5)	01/29/27	690,000	738,648

Lloyds Bank PLC (United Kingdom)

5.80% (1)	01/13/20	650,000	661,653

Lloyds Banking Group PLC (United Kingdom)

2.91% (2.907% until 11/07/22 then 3 mo. USD LIBOR + 0.810%)(2)	11/07/23	285,000	284,502

Morgan Stanley 3.63%	01/20/27	550,000	577,760

3.88%	04/29/24	400,000	424,232

Santander UK Group Holdings PLC (United Kingdom)

3.37% (3.373% until 1/05/23 then 3 mo. USD LIBOR + 1.080%)(2)	01/05/24	435,000	439,354

Santander UK PLC (United Kingdom)

3.40%	06/01/21	975,000	991,520

Wells Fargo & Co.

2.63%	07/22/22	140,000	140,911

3.00%	04/22/26	450,000	455,723

3.00%	10/23/26	750,000	758,449

3.81% (3 mo. USD LIBOR + 1.230%)(2)	10/31/23	500,000	510,159

			14,761,904

Issues	Maturity Date	Principal Amount	Value

Beverages — 0.5%

Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90%	02/01/46	$469,000	$520,416

Anheuser-Busch InBev Worldwide, Inc.

4.75%	01/23/29	420,000	477,169

Bacardi, Ltd.

4.70% (1)	05/15/28	15,000	16,061

5.30% (1)	05/15/48	280,000	295,159

			1,308,805

Biotechnology — 0.5%

Amgen, Inc.

4.40%	05/01/45	770,000	819,260

Baxalta, Inc.

2.88%	06/23/20	90,000	90,286

Celgene Corp.

4.63%	05/15/44	500,000	570,848

			1,480,394

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

5.00%	09/26/48	410,000	454,741

Commercial Services — 0.3%

IHS Markit, Ltd.

4.00% (1)	03/01/26	73,000	75,519

4.75%	08/01/28	120,000	131,240

5.00% (1)	11/01/22	421,000	448,154

Matthews International Corp.

5.25% (1)	12/01/25	160,000	157,800

			812,713

Computers — 0.1%

Apple, Inc.

3.00%	11/13/27	400,000	412,026

Cosmetics/Personal Care — 0.0%

First Quality Finance Co., Inc.

5.00% (1)	07/01/25	54,000	54,540

Diversified Financial Services — 1.5%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

4.50%	05/15/21	300,000	310,125

Air Lease Corp.

2.13%	01/15/20	500,000	498,866

3.50%	01/15/22	490,000	501,968

GE Capital International Funding Co. Unlimited Co. (Ireland)

2.34%	11/15/20	1,090,000	1,084,368

4.42%	11/15/35	1,165,000	1,154,998

Raymond James Financial, Inc.

5.63%	04/01/24	650,000	735,878

			4,286,203

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Electric — 0.7%

FirstEnergy Transmission LLC

4.35% (1)	01/15/25	$750,000	$805,082

Puget Energy, Inc.

6.00%	09/01/21	500,000	534,607

Vistra Operations Co. LLC

3.55% (1)	07/15/24	500,000	503,437

			1,843,126

Engineering & Construction — 0.3%

Heathrow Funding, Ltd. (United Kingdom)

4.88% (1)	07/15/21	700,000	745,668

Entertainment — 0.2%

Churchill Downs, Inc.

4.75% (1)	01/15/28	140,000	141,365

5.50% (1)	04/01/27	150,000	157,125

Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.

6.13% (1)	08/15/21	125,000	127,188

Twin River Worldwide Holdings, Inc.

6.75% (1)	06/01/27	75,000	78,375

			504,053

Environmental Control — 0.3%

Clean Harbors, Inc.

5.13%	06/01/21	135,000	135,404

Covanta Holding Corp.

5.88%	07/01/25	125,000	130,469

GFL Environmental, Inc. (Canada)

5.38% (1)	03/01/23	160,000	159,200

8.50% (1)	05/01/27	275,000	296,656

Hulk Finance Corp.

7.00% (1)	06/01/26	60,000	61,725

			783,454

Food — 0.8%

Chobani LLC / Chobani Finance Corp., Inc.

7.50% (1)	04/15/25	60,000	56,400

Conagra Brands, Inc.

3.09% (3 mo. USD LIBOR + 0.500%)(2)	10/09/20	650,000	648,649

Kraft Heinz Foods Co.

4.63%	01/30/29	455,000	489,992

5.00%	06/04/42	188,000	194,517

6.38%	07/15/28	210,000	245,110

Kroger Co. (The)

5.40%	01/15/49	151,000	167,662

Lamb Weston Holdings, Inc.

4.63% (1)	11/01/24	120,000	124,950

Post Holdings, Inc.

5.50% (1)	12/15/29	280,000	281,750

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

Tyson Foods, Inc.

4.00%	03/01/26	$125,000	$133,231

			2,342,261

Healthcare-Products — 0.2%

Becton Dickinson and Co.

3.19% (3 mo. USD LIBOR + 0.875%)(2)	12/29/20	300,000	300,049

Hologic, Inc.

4.63% (1)	02/01/28	320,000	325,200

			625,249

Healthcare-Services — 1.9%

Anthem, Inc.

3.65%	12/01/27	430,000	446,907

Catalent Pharma Solutions, Inc.

4.88% (1)	01/15/26	285,000	290,344

5.00% (1)	07/15/27	155,000	158,487

Centene Corp.

5.38% (1)	06/01/26	288,000	302,760

5.63%	02/15/21	255,000	260,100

CHS / Community Health Systems, Inc.

8.00% (1)	03/15/26	59,000	57,083

Cigna Corp.

3.05%	10/15/27	430,000	425,510

HCA, Inc.

4.13%	06/15/29	320,000	330,800

5.00%	03/15/24	130,000	141,776

5.25%	06/15/49	130,000	135,677

5.63%	09/01/28	100,000	108,187

5.88%	02/01/29	200,000	219,500

6.50%	02/15/20	167,000	171,323

Humana, Inc.

2.90%	12/15/22	435,000	441,623

Molina Healthcare, Inc.

5.38%	11/15/22	140,000	146,650

NYU Hospitals Center

4.43%	07/01/42	700,000	787,950

Tenet Healthcare Corp.

4.50%	04/01/21	140,000	142,800

4.63%	07/15/24	234,000	237,802

4.75%	06/01/20	50,000	50,438

WellCare Health Plans, Inc.

5.25%	04/01/25	122,000	127,642

5.38% (1)	08/15/26	157,000	167,205

			5,150,564

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2019

Issues	Maturity Date	Principal Amount	Value

Household Products/Wares — 0.2%

Central Garden & Pet Co.

6.13%	11/15/23	$158,000	$164,320

Spectrum Brands, Inc.

5.75%	07/15/25	135,000	140,265

6.13%	12/15/24	135,000	140,400

			444,985

Insurance — 0.7%

Berkshire Hathaway Finance Corp.

4.20%	08/15/48	400,000	445,674

Farmers Exchange Capital

7.05% (1)	07/15/28	500,000	600,661

Nationwide Mutual Insurance Co.

4.70% (3 mo. USD LIBOR + 2.290%)(1)(2)	12/15/24	1,000,000	996,250

			2,042,585

Machinery-Diversified — 0.0%

Titan Acquisition, Ltd. / Titan Co-Borrower LLC

7.75% (1)	04/15/26	140,000	126,700

Media — 1.1%

CCO Holdings LLC / CCO Holdings Capital Corp.

5.38% (1)	06/01/29	273,000	282,555

Charter Communications Operating LLC / Charter Communications Operating Capital

4.91%	07/23/25	850,000	924,689

6.48%	10/23/45	150,000	178,027

Comcast Corp.

2.35%	01/15/27	280,000	273,103

CSC Holdings LLC

6.50% (1)	02/01/29	550,000	601,219

Discovery Communications LLC

2.80%	06/15/20	345,000	345,745

Sirius XM Radio, Inc.

3.88% (1)	08/01/22	130,000	130,813

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	08/15/26	200,000	207,500

			2,943,651

Mining — 0.3%

Corp. Nacional del Cobre de Chile

3.63% (9)	08/01/27	350,000	363,055

Indonesia Asahan Aluminium Persero PT

6.53% (1)	11/15/28	500,000	590,900

			953,955

Miscellaneous Manufacturers — 0.6%

General Electric Co.

3.00% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	2,400,000	1,794,895

Issues	Maturity Date	Principal Amount	Value

Oil & Gas — 1.1%

Antero Resources Corp.

5.00%	03/01/25	$320,000	$296,800

5.13%	12/01/22	125,000	120,625

Centennial Resource Production LLC

5.38% (1)	01/15/26	80,000	76,400

6.88% (1)	04/01/27	70,000	71,050

CrownRock LP / CrownRock Finance, Inc.

5.63% (1)	10/15/25	72,000	72,360

Endeavor Energy Resources LP / EER Finance, Inc.

5.50% (1)	01/30/26	52,000	54,145

Gulfport Energy Corp.

6.38%	05/15/25	35,000	27,256

KazMunayGas National Co.

5.38% (9)	04/24/30	300,000	333,234

Matador Resources Co.

5.88%	09/15/26	84,000	85,260

Parsley Energy LLC / Parsley Finance Corp.

5.25% (1)	08/15/25	130,000	132,600

5.63% (1)	10/15/27	65,000	68,006

Petrobras Global Finance B.V.

5.75%	02/01/29	100,000	104,549

Petroleos Mexicanos

6.50%	03/13/27	140,000	138,390

6.50%	01/23/29	735,000	712,950

6.63%	06/15/35	245,000	227,544

Range Resources Corp.

4.88%	05/15/25	150,000	132,375

Transocean Guardian, Ltd.

5.88% (1)	01/15/24	72,765	74,311

Transocean Pontus, Ltd.

6.13% (1)	08/01/25	96,390	99,764

Transocean Poseidon, Ltd.

6.88% (1)	02/01/27	190,000	201,281

WPX Energy, Inc.

5.75%	06/01/26	73,000	76,103

			3,105,003

Oil & Gas Services — 0.2%

Transocean Proteus, Ltd.

6.25% (1)	12/01/24	146,250	151,551

USA Compression Partners LP / USA Compression Finance Corp.

6.88%	04/01/26	142,000	150,861

6.88% (1)	09/01/27	127,000	133,999

			436,411

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers — 0.8%

Amcor Finance USA, Inc.

3.63% (1)	04/28/26	$400,000	$407,795

Ball Corp.

4.00%	11/15/23	90,000	93,487

Berry Global Escrow Corp.

4.88% (1)	07/15/26	86,000	88,043

Crown Americas LLC / Crown Americas Capital Corp. V

4.25%	09/30/26	100,000	102,375

Graphic Packaging International LLC

4.75% (1)	07/15/27	130,000	133,900

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)

5.75%	10/15/20	566,928	569,054

Sealed Air Corp.

5.50% (1)	09/15/25	140,000	149,450

WRKCo, Inc.

4.65%	03/15/26	555,000	604,168

			2,148,272

Pharmaceuticals — 1.6%

AbbVie, Inc.

4.88%	11/14/48	275,000	289,070

Allergan Finance LLC

3.25%	10/01/22	500,000	506,700

Bayer US Finance II LLC

4.38% (1)	12/15/28	815,000	861,537

Bristol-Myers Squibb Co.

4.13% (1)	06/15/39	395,000	426,755

CVS Health Corp.

5.05%	03/25/48	705,000	752,066

Halfmoon Parent, Inc.

4.13% (1)	11/15/25	750,000	799,341

Shire Acquisitions Investments Ireland DAC (Ireland)

1.90%	09/23/19	500,000	499,253

2.40%	09/23/21	350,000	349,691

			4,484,413

Pipelines — 2.0%

Enbridge Energy Partners LP

5.88%	10/15/25	50,000	57,769

Energy Transfer Operating LP

4.05%	03/15/25	300,000	312,999

5.50%	06/01/27	287,000	321,324

EQT Midstream Partners LP

4.13%	12/01/26	500,000	483,226

NGPL PipeCo LLC

4.38% (1)	08/15/22	190,000	196,650

Peru LNG SRL

5.38% (9)	03/22/30	400,000	431,440

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

Pipeline Funding Co. LLC

7.50% (1)	01/15/30	$470,050	$563,556

Plains All American Pipeline LP / PAA Finance Corp.

4.65%	10/15/25	500,000	531,815

Rockies Express Pipeline LLC

5.63% (1)	04/15/20	585,000	597,431

Sabine Pass Liquefaction LLC

5.75%	05/15/24	210,000	233,717

Sunoco Logistics Partners Operations LP

5.40%	10/01/47	831,000	881,658

Targa Resources Partners LP / Targa Resources Partners Finance Corp.

6.88% (1)	01/15/29	127,000	141,121

Texas Eastern Transmission LP

2.80% (1)	10/15/22	300,000	299,605

TransMontaigne Partners LP / TLP Finance Corp.

6.13%	02/15/26	115,000	111,262

Williams Partners LP

6.30%	04/15/40	400,000	486,501

			5,650,074

REIT — 1.8%

American Campus Communities Operating Partnership LP

3.75%	04/15/23	300,000	310,691

Boston Properties LP

2.75%	10/01/26	300,000	295,586

3.20%	01/15/25	290,000	296,484

CC Holdings GS V LLC / Crown Castle GS III Corp.

3.85%	04/15/23	500,000	523,756

GLP Capital LP / GLP Financing II, Inc.

5.30%	01/15/29	210,000	227,510

5.38%	04/15/26	721,000	781,528

HCP, Inc.

4.25%	11/15/23	630,000	668,332

Healthcare Trust of America Holdings LP

2.95%	07/01/22	710,000	714,521

Host Hotels & Resorts LP

6.00%	10/01/21	400,000	424,396

Hudson Pacific Properties LP

3.95%	11/01/27	275,000	281,169

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.

5.63%	05/01/24	135,000	145,969

Piedmont Operating Partnership LP

3.40%	06/01/23	425,000	426,603

			5,096,545

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2019

Issues	Maturity Date	Principal Amount	Value

Retail — 0.8%

Alimentation Couche-Tard, Inc. (Canada)

2.70% (1)	07/26/22	$140,000	$140,328

Cumberland Farms, Inc.

6.75% (1)	05/01/25	175,000	187,335

eG Global Finance PLC (United Kingdom)

6.75% (1)	02/07/25	283,000	281,500

KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC

4.75% (1)	06/01/27	80,000	82,200

Rite Aid Corp.

6.13% (1)	04/01/23	544,000	461,040

Walgreens Boots Alliance, Inc.

3.45%	06/01/26	755,000	762,828

4.80%	11/18/44	225,000	226,942

			2,142,173

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

3.77% (3.766% until 3/08/23 then 3 mo. USD LIBOR + 1.064%) (1)(2)	03/08/24	275,000	280,859

Semiconductors — 0.1%

NXP BV / NXP Funding LLC (Netherlands)

4.13% (1)	06/01/21	200,000	205,120

Software — 0.3%

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.

5.75% (1)	03/01/25	224,000	227,920

First Data Corp.

5.00% (1)	01/15/24	181,000	185,547

IQVIA, Inc.

5.00% (1)	05/15/27	200,000	206,250

SS&C Technologies, Inc.

5.50% (1)	09/30/27	138,000	143,434

			763,151

Telecommunications — 2.0%

AT&T, Inc.

4.75%	05/15/46	385,000	407,219

4.85%	03/01/39	348,000	373,628

5.25%	03/01/37	705,000	793,261

C&W Senior Financing DAC

6.88% (1)	09/15/27	200,000	206,770

Intelsat Jackson Holdings S. A. (Luxembourg)

5.50%	08/01/23	311,000	285,342

9.75% (1)	07/15/25	321,000	329,025

Koninklijke KPN NV (Netherlands)

8.38%	10/01/30	345,000	455,280

Level 3 Financing, Inc.

5.38%	05/01/25	190,000	196,650

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Qwest Corp.

7.25%	09/15/25	$250,000	$277,844

SES Global Americas Holdings GP

5.30% (1)	03/25/44	325,000	313,784

Sprint Capital Corp.

8.75%	03/15/32	129,000	149,318

Sprint Corp.

7.63%	03/01/26	18,000	19,233

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

4.74% (1)	09/20/29	565,000	587,600

T-Mobile USA, Inc.

4.50%	02/01/26	113,000	115,825

4.75%	02/01/28	186,000	191,366

6.00%	03/01/23	44,000	45,100

6.50%	01/15/24	71,000	73,529

T-Mobile USA, Inc. (Contingent payment)

4.50% (3)(4)	02/01/26	113,000	—

4.75% (3)(4)	02/01/28	170,000	—

Verizon Communications, Inc.

4.02% (1)	12/03/29	615,000	666,445

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	134,000	141,368

			5,628,587

Transportation — 0.1%

Union Pacific Corp.

3.95%	09/10/28	280,000	305,701

Trucking & Leasing — 0.2%

Avolon Holdings Funding, Ltd.

3.95% (1)	07/01/24	280,000	287,233

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	135,000	139,483

			426,716

Total Corporate Bonds

(Cost: $76,830,486)			79,958,133

MUNICIPAL BONDS —2.1%

Alabama Economic Settlement Authority, Revenue Bond

4.26%	09/15/32	705,000	774,584

City of New York, New York, Build America Bonds

6.65%	12/01/31	1,000,000	1,060,550

Florida’s Turnpike Enterprise, Build America Bonds

6.80%	07/01/39	460,000	460,000

Metropolitan Water District of Southern California, Build America Bonds

6.54%	07/01/39	500,000	500,000

New York City Water and Sewer System, Build America Bonds

6.49%	06/15/42	800,000	831,488

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (Continued)

New York State Dormitory Authority, Revenue Bond

5.29%	03/15/33	$1,000,000	$1,207,600

State of California, General Obligation

7.95%	03/01/36	1,000,000	1,037,710

Total Municipal Bonds

(Cost: $6,194,272)			5,871,932

FOREIGN GOVERNMENT BONDS—1.1%

Bahrain Government International Bond

7.00% (9)	10/12/28	300,000	324,187

Brazilian Government International Bond

4.63%	01/13/28	200,000	210,060

Colombia Government International Bond

4.50%	01/28/26	200,000	216,300

Dominican Republic International Bond

6.60% (9)	01/28/24	250,000	278,225

Mexico Government International Bond

3.75%	01/11/28	400,000	408,200

Panama Government International Bond

4.00%	09/22/24	250,000	266,675

Qatar Government International Bond

4.50% (9)	04/23/28	350,000	392,147

Saudi Government International Bond

3.63% (9)	03/04/28	300,000	308,700

South Africa Government Bond

4.88%	04/14/26	350,000	363,781

Uruguay Government International Bond

4.38%	10/27/27	200,000	216,627

Total Foreign Government Bonds

(Cost: $2,776,000)			2,984,902

Total Fixed Income Securities

(Cost: $248,457,632)			262,906,820

Security		Shares

MONEY MARKET INVESTMENTS—1.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.31%(10)		3,821,877	3,821,877

Total Money Market Investments

(Cost: $3,821,877)			3,821,877

Issues	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS—5.0%

U.S. TREASURY SECURITIES—5.0%

U.S. Treasury Bill

1.77% (11)	07/18/19	$3,601,000	$3,597,520

2.00% (11)	07/11/19	740,000	739,474

2.00% (11)	07/16/19	5,833,000	5,827,130

2.00% (11)	10/24/19	1,781,000	1,769,500

2.10% (11)	07/23/19	1,306,000	1,304,138

2.10% (11)(12)	09/26/19	616,000	612,774

Total U.S. Treasury Securities

(Cost: $13,848,266)			13,850,536

Total Short Term Investments

(Cost: $13,848,266)			13,850,536

Total Investments (101.2%)

(Cost: $266,127,775)			280,579,233

Liabilities In Excess Of Other Assets (-1.2%)			(3,218,804)

Net Assets (100.0%)			$277,360,429

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2019

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
32	S&P 500 E-Mini Index Futures	09/20/19	$4,506,061	$4,710,720	$204,659
5	5-Year U.S. Treasury Note Futures	09/30/19	590,674	590,781	107

			$5,096,735	$5,301,501	$204,766

Short Futures
87	10-Year U.S. Treasury Note Futures	09/19/19	$(11,781,378)	$(12,016,875)	$(235,497)
46	U.S. Ultra Long Bond Futures	09/19/19	(7,934,843)	(8,167,875)	(233,032)

			$(19,716,221)	$(20,184,750)	$(468,529)

CENTRALLY CLEARED-INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Frequency	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
15,025,000 (13)	04/11/22	Quarterly	3 Month USD LIBOR	2.26%	$192,242	$—	$192,242
7,070,000 (13)	05/08/22	Quarterly	3 Month USD LIBOR	2.28%	92,920	—	92,920
6,180,000 (13)	04/11/25	Quarterly	2.34%	3 Month USD LIBOR	(177,801)	—	(177,801)
2,895,000 (13)	05/08/25	Quarterly	2.37%	3 Month USD LIBOR	(85,844)	—	(85,844)

					$21,517	$—	$21,517

Notes to Schedule of Investments:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2019, the value of these securities amounted to $72,517,453 or 26.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2019.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security is not accruing interest.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Restricted security (Note 9).
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2019, the value of these securities amounted to $2,430,988 or 0.9% of net assets.
(10)	Rate disclosed is the 7-day net yield as of June 30, 2019.
(11)	Rate shown represents yield-to-maturity.
(12)	All or a portion of this security is held as collateral for open futures contracts.
(13)	This instrument has a forward starting effective date. See Note 3, Portfolio Investments in the Notes to Financial Statements for further information.
ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
TAC -	Target Amortization Class.
TBA -	To be Announced.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investments by Sector (Unaudited)	June 30, 2019

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Non-Agency	40.9%
Corporate Bonds	28.8
Asset-Backed Securities	12.1
U.S. Treasury Bills	5.0
Commercial Mortgage-Backed Securities — Agency	4.1
Commercial Mortgage-Backed Securities — Non-Agency	4.1
Municipal Bonds	2.1
Residential Mortgage-Backed Securities — Agency	1.6
Foreign Government Bonds	1.1
Money Market Investments	1.4
Other*	(1.2)

Total	100.0%

*	Includes cash, futures, swaps, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Fair Valuation Summary (Unaudited)	June 30, 2019

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$33,153,455	$381,994	$33,535,449
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — Agency	—	11,446,824	—	11,446,824
Commercial Mortgage-Backed Securities — Non-Agency	—	11,281,631	—	11,281,631
Residential Mortgage-Backed Securities — Agency	—	4,507,934	—	4,507,934
Residential Mortgage-Backed Securities — Non-Agency	—	105,840,811	7,479,204	113,320,015

Total Mortgage-Backed Securities	—	133,077,200	7,479,204	140,556,404

Corporate Bonds*	—	79,958,133	—	79,958,133
Municipal Bonds	—	5,871,932	—	5,871,932
Foreign Government Bonds	—	2,984,902	—	2,984,902

Total Fixed Income Securities	—	255,045,622	7,861,198	262,906,820

Money Market Investments	3,821,877	—	—	3,821,877
Short-Term Investments	13,850,536	—	—	13,850,536

Total Investments	$17,672,413	$255,045,622	$7,861,198	$280,579,233

Asset Derivatives
Futures Contracts
Equity Risk	204,659	—	—	204,659
Interest Rate Risk	107	—	—	107
Swap Agreements
Interest Rate Risk	—	285,162	—	285,162

Total	$17,877,179	$255,330,784	$7,861,198	$281,069,161

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(468,529)	$—	$—	$(468,529)
Swap Agreements
Interest Rate Risk	—	(263,645)	—	(263,645)

Total	$(468,529)	$(263,645)	$—	$(732,174)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2019

ASSETS:
Investments, at Value (Cost: $266,127,775)	$280,579,233
Cash	3,367
Interest Receivable	2,012,247
Receivable for Securities Sold	1,645,067
Cash Collateral Held for Broker for Swaps	95,934
Receivable for Variation Margin on Open Futures Contracts to Broker	28,130

Total Assets	284,363,978

LIABILITIES:
Distributions Payable	3,934,174
Payable for When-Issued Securities	1,405,160
Payables for Securities Purchased	1,328,402
Accrued Other Expenses	167,469
Accrued Investment Advisory Fees	135,521
Accrued Directors’ Fees and Expenses	17,269
Commitment Fee Payable on Open Line of Credit	12,475
Payable for Variation Margin on Centrally Cleared Interest Rate Swap Agreements to Broker	3,079

Total Liabilities	7,003,549

NET ASSETS	$277,360,429

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,686,957 shares issued and outstanding)	$476,870
Paid-in Capital	268,963,511
Accumulated Earnings (Loss)	7,920,048

NET ASSETS	$277,360,429

NET ASSET VALUE PER SHARE	$5.82

MARKET PRICE PER SHARE	$5.75

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2019

INVESTMENT INCOME:
Income
Interest	$8,539,255

Total Investment Income	8,539,255

Expenses
Investment Advisory Fees	807,881
Audit and Tax Service Fees	82,190
Directors’ Fees and Expenses	47,214
Legal Fees	32,382
Commitment Fee on Open Line of Credit	28,432
Transfer Agent Fees	28,277
Proxy Expense	25,161
Insurance Expense	24,674
Listing Fees	24,239
Printing and Distribution Costs	14,792
Accounting Fees	13,360
Custodian Fees	11,004
Administration Fees	9,928
Miscellaneous Expense	8,070

Total Expenses	1,157,604

Net Investment Income	7,381,651

NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION ON Investments, Futures Contracts and Swap Agreements:
Net Realized Gain (Loss) on:
Investments	1,165,793
Futures Contracts	(915,642)
Swap Agreements	863
Change in Unrealized Appreciation on:
Investments	7,211,801
Futures Contracts	507,067
Swap Agreements	11,002

Net Realized Gain (Loss) and Change in Unrealized Appreciation on Investments, Futures Contracts and Swap Agreements	7,980,884

INCREASE IN NET ASSETS FROM OPERATIONS	$15,362,535

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
OPERATIONS:
Net Investment Income	$7,381,651	$14,342,728
Net Realized Gain on Investments, Futures Contracts, Swap Agreements and Foreign Currency	251,014	1,119,835
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Agreements and Foreign Currency	7,729,870	(10,128,898)

Increase in Net Assets Resulting from Operations	15,362,535	5,333,665

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to Shareholders	(7,596,533)	(17,772,928)

Total Increase (Decrease) in Net Assets	7,766,002	(12,439,263)

NET ASSETS:
Beginning of Period	269,594,427	282,033,690

End of Period	$277,360,429	$269,594,427

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)	June 30, 2019

Note 1 — Organization

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its shares are traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation, and it seeks to achieve its investment objective by investing in a wide range of securities including convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities, other securities and derivative instruments without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940, as amended.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Fund uses the accrual method of accounting for financial reporting purposes.

Security Valuation:    Securities traded on national exchanges are valued at the last reported sales prices. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using the official closing prices as reported by NASDAQ, which may not be the last sale price. Other securities, including short-term investments, swap agreements and forward currency contracts, which are traded over-the-counter (“OTC”), are valued at the mean of the current bid and asked prices as furnished by independent pricing services or by dealer quotations. Futures contracts are valued at the official settlement prices of the exchanges on which they are traded.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Board of Directors of the Fund (the “Board”) and under the general oversight of the Board.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurement broadly based on inputs that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields,

TCW Strategic Income Fund, Inc.

June 30, 2019

Note 2 — Significant Accounting Policies (Continued)

bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Interest Rate swaps.    Interest rate and total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps are categorized as Level 2; otherwise, the fair values are categorized in Level 3.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized in Level 2; otherwise, the fair values are categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

The summary of the inputs used as of June 30, 2019 is listed after the Investments by Sector table.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset- Backed Securities	Residential Mortgage-Backed Securities — Non-Agency	Total
Balance as of December 31, 2018	$400,385	$5,016,324	$5,416,709
Accrued Discounts (Premiums)	—	(352,168)	(352,168)
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(18,391)	664,950	646,559
Purchases	—	2,150,098	2,150,098
Sales	—	—	—
Transfers in to Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of June 30, 2019	$381,994	$7,479,204	$7,861,198

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019	$(18,391)	$664,950	$646,559

(1)	The Fund recognizes transfers in and out at the beginning of the period.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs of Level 3 investments as of June 30, 2019 are as follows:

Description	Fair Value at June 30, 2019	Valuation Techniques*	Unobservable Input	Price or Price Range	Weighted Average Price
Asset-Backed Securities	$ 381,994	Third-party Broker	Broker Quotes	$ 28.00 to $31.00	$ 29.216
Residential Mortgage-Backed Securities — Non-Agency (Interest Only Collateral Strip Rate Securities)	$ 1,146,034	Third-party Vendor	Vendor Prices	$ 0.39 to $2.63	$ 1.10
Residential Mortgage-Backed Securities — Non-Agency (Interest Only Securities)	$ 6,333,170	Third-party Vendor	Vendor Prices	$ 2.72 to $29.76	$ 9.487

*

The valuation technique employed on the Level 3 securities involves the use of third-party broker quotes and vendor prices. The Advisor monitors the effectiveness of third-party brokers and vendor prices using the Advisor’s own model and inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for U.S. federal income tax purposes.

Distributions:    Distributions to shareholders are recorded on each ex-dividend date. The Fund declared and paid or reinvested dividends quarterly under an income-based distribution policy. The income-based distribution policy has a stated goal of providing quarterly distributions out of the Fund’s accumulated undistributed net investment income and/or other sources subject to the requirements of the 1940 Act and Sub-chapter M of the Internal Revenue Code (the “Code”). The source for the dividend can come from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, U.S. federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatments for market discount and premium, losses recognized on structured debt, losses deferred due to wash sales, foreign currency gains and losses, and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share.

TCW Strategic Income Fund, Inc.

June 30, 2019

Note 2 — Significant Accounting Policies (Continued)

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended June 30, 2019, the Fund had derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except notional amounts or number of contracts):

	Equity Risk	Interest Rate Risk	Total
Asset Derivatives
Futures Contracts (1)	$204,659	$107	$204,766
Swaps Agreements (2)	—	285,162	285,162

Total Value	$204,659	$285,269	$489,928

Liability Derivatives
Futures Contracts (1)	$—	$(468,529)	$(468,529)
Swaps Agreements (2)	—	(263,645)	(263,645)

Total Value	$—	$(732,174)	$(732,174)

Statement of Operations:
Realized Gain (Loss)
Futures Contracts	$196,018	$(1,111,660)	$(915,642)
Swaps Agreements	—	863	863

Total Realized Gain (Loss)	$196,018	$(1,110,797)	$(914,779)

Change in Appreciation (Depreciation)
Futures Contracts	$491,370	$15,697	$507,067
Swaps Agreements	—	11,002	11,002

Total Change in Appreciation (Depreciation)	$491,370	$26,699	$518,069

Number of Contracts or Notional Amounts (3)
Futures Contracts	32	142	174
Swaps Agreements	$—	$24,526,667	$24,526,667

(1)

Represents appreciation (depreciation) of futures contracts as reported in the Schedule of Investments as of June 30, 2019. Only the variation margin is reported within the Statement of Assets and Liabilities.

(2)

Represents appreciation (depreciation) on swap agreements as reported in the Schedule of Investments as of June 30, 2019. Only the variation margin is reported within the Statement of Assets and Liabilities

(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended June 30, 2019.

Counterparty Credit Risk:    Derivative contracts may expose the Fund to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC derivatives, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by the Fund.

Cash collateral that has been pledged to cover obligations of the Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Fund has implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The Fund had no OTC derivatives for offset under an ISDA Master Agreement as of June 30, 2019.

Note 3 — Portfolio Investments

Mortgage-Backed and Other Asset-Backed Securities:    The Fund may invest in mortgage pass-through securities, which represent interests in pools of mortgages. Payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans that underlie the securities (net of any fees paid to the

TCW Strategic Income Fund, Inc.

June 30, 2019

Note 3 — Portfolio Investments (Continued)

issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal prepayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Fund at June 30, 2019 are listed in the Fund’s Schedule of Investment.

Repurchase Agreements:    The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement transaction, the Fund will purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The Fund had no repurchase agreements outstanding at June 30, 2019.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Fund may enter into when issued, delayed-delivery or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

when issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage. To guard against this deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Security Lending:    The Fund may lend its securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Fund earns additional income for lending its securities by investing the cash collateral in short-term investments. The Fund did not lend any securities during the period ended June 30, 2019.

Derivatives:

Forward Foreign Currency Contracts:    The Fund enters into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no outstanding foreign currency forward contracts as of June 30, 2019.

Futures Contracts:    The Fund seeks to manage a variety of different risks or obtain exposure through the use of futures contracts. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

TCW Strategic Income Fund, Inc.

June 30, 2019

Note 3 — Portfolio Investments (Continued)

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended June 30, 2019, the Fund used S&P 500 Index futures to gain exposure to the equity market. The Fund also utilized treasury futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at June 30, 2019 are listed in the Fund’s Schedule of Investments.

Swap Agreements:    The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended June 30, 2019, the Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk). Swap agreements outstanding at June 30, 2019 are listed in the Fund’s Schedule of Investments.

Note 4 — Risk Considerations

Market Risk:    The Fund’s investments will fluctuate with market conditions, and so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

Liquidity Risk:    The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    The Fund may invest in MBS or other ABS. The values of some mortgage-backed securities or other asset backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage- related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will achieve its objective with these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Fund invests a material portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity which can negatively impact the valuation of certain issuers held by the Fund.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming

TCW Strategic Income Fund, Inc.

June 30, 2019

Note 4— Risk Considerations (Continued)

loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity — a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” The level of risk associated with an investment in a mortgage loan can be impacted by, among other factors, the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (e.g. refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may not fulfill its obligations.

Note 5 — Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2019, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Unrealized appreciation	$22,607,549
Unrealized (depreciation)	(13,962,827)

Net unrealized appreciation	$8,644,722

Cost of Investments for Federal Income Tax Purposes	$271,934,511

The Fund did not have any unrecognized tax benefits at June 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

The following table shows the character of distributed and undistributed amounts on a tax basis for the year ended December 31, 2018.

	Amount Distributed During the	Undistributed Amount at
	Year Ended December 31, 2018	Year Ended December 31, 2018
Ordinary Income	$17,346,285	$10,517
Capital Gain	426,643	—

	$17,772,928	$10,517

Note 6 — Investment Advisory and Service Fees

As compensation for the investment advisory services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average managed assets and 0.50% of the Fund’s average managed assets in excess of $100 million.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Purchases and Sales of Securities

For the period ended June 30, 2019, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated to $34,756,624 and $55,596,412, respectively, for non-U.S. Government securities, and aggregated to $4,498,608 and $2,336,900 respectively, for U.S. Government securities.

Purchases during the period ended June 30, 2019 include the Fund’s purchase of a security from an affiliated investment account for a total of $1,302,492 in accordance with the provisions set forth in SEC Rule 17a-7.

Note 8 — Directors’ Fees

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $47,214 from the Fund for the period ended June 30, 2019. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within Accrued Directors’ Fees and Expenses in the Statement of Assets and Liabilities. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor but do not receive any compensation from the Fund.

Note 9 — Restricted Securities

The Fund is permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Fund considers 144A securities to be restricted if those securities have been deemed illiquid by the Advisor. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Fund at June 30, 2019 are listed below:

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Citigroup Commercial Mortgage Trust, (12-GC8-XA), 1.814%, due 09/10/45	2/13/2015-2/26/2015	$323,009	$148,086	0.1%
Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-X) , 0.364% due 12/13/28	3/22/2018-6/19/2018	294,305	174,399	0.1%
GS Mortgage Securities Trust GSMS (12-GC6-XB), 0.257% due 01/10/2045	2/1/2018	141,354	99,838	0.0%
JPMorgan Chase Commercial Mortgage Securities Trust, (09-IWST-XA), 1.873%, due 12/05/27	3/23/2017	531,426	94,396	0.0%
JPMorgan Chase Commercial Mortgage Securities Trust, (12-HSBC-XA), 1.431%, due 07/05/2032	10/11/2017	270,060	173,983	0.1%
Morgan Stanley Capital I Trust (12-C4-XA), 2.271% due 03/15/45	5/16/2018	350,627	244,740	0.1%
UBS Commercial Mortgage Trust (12-C1-XA) , 2.271%, due 05/10/45	6/27/2017	418,393	261,807	0.1%
WFRBS Commercial Mortgage Trust (12-C8-XA) 1.8514% due 08/15/2045	12/22/2017	302,405	199,648	0.1%

		$2,631,579	$1,396,897	0.6%

TCW Strategic Income Fund, Inc.

June 30, 2019

Note 10 — Loan Outstanding

The Fund is permitted to have borrowings for investment purposes. The Fund has entered into a line of credit agreement, renewed annually, with The Bank of New York Mellon which permits the Fund to borrow up to $70 million at a rate, per annum, equal to the Federal Funds Rate plus 1.00%. There is also an annual facility fee of $56,000 for the contract period. The Fund did not have any borrowings during the period ended June 30, 2019.

Note 11 — Indemnifications

Under the Fund’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the Directors which provides that the Fund will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Fund, to the fullest extent permitted by the Fund’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

Note 12 — New Accounting Pronouncement

In August 2018, the FASB released an accounting standards update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. This ASU will go effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. As of June 30, 2019, the Fund has early adopted the removal of applicable disclosures.

Note 13 — Change in Accounting Principal

The Fund has adopted FASB ASU 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal year ended December 31, 2018. The cost basis of securities at December 31, 2018 has been adjusted to $268,053,794. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value Per Share, Beginning of Period	$5.65		$5.91	$5.81	$5.83	$5.95	$5.82

Income from Operations:

Net Investment Income (1)	0.15		0.30	0.27	0.26	0.22	0.24

Net Realized and Unrealized Gain (Loss) on Investments	0.18		(0.19)	0.14	0.00 (2)	(0.13)	0.14

Total from Investment Operations	0.33		0.11	0.41	0.26	0.09	0.38

Less Distributions:

Distributions from Net Investment Income	(0.16)		(0.34)	(0.28)	(0.21)	(0.21)	(0.25)

Distributions from Net Realized Gains	—		(0.03)	(0.03)	(0.07)	—	—

Total Distributions	(0.16)		(0.37)	(0.31)	(0.28)	(0.21)	(0.25)

Net Asset Value Per Share, End of Period	$5.82		$5.65	$5.91	$5.81	$5.83	$5.95

Market Value Per Share, End of Period	$5.75		$5.27	$5.87	$5.33	$5.27	$5.39

Net Asset Value Total Return (3)	5.86	% (4)	1.86%	7.22%	4.49%	1.60%	6.66%
Market Price Return (5)	12.26	% (4)	(3.88)%	16.36%	6.56%	1.83%	5.66%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$277,360		$269,594	$282,034	$277,132	$277,932	$283,835
Ratio of Expenses Before Interest Expense to Average Net Assets	0.83	% (6)	0.81%	0.81%	0.84%	0.87%	0.85%
Ratio of Interest Expense to Average Net Assets	0.02	% (6)	0.02%	0.01%	0.01%	0.01%	0.02%
Ratio of Total Expenses to Average Net Assets	0.85	% (6)	0.83%	0.82%	0.85%	0.88%	0.87%
Ratio of Net Investment Income to Average Net Assets	5.40	% (6)	5.13%	4.47%	4.38%	3.70%	4.05%
Portfolio Turnover Rate	14.99	% (4)	31.16%	32.46%	29.20%	24.81%	12.09%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	Based on net asset value per share, adjusted for reinvestment of distributions.
(4)	For the six months ended June 30, 2019 and not indicative of a full year’s results.
(5)	Based on market price per share, adjusted for reinvestment of distributions.
(6)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of the Fund has delegated the Fund’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

When the Fund receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Fund’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of    each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2019 is available without charge:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-PORT-EX. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on October 19, 2018 as part of its Annual Written Affirmation. Also in accordance with Section 303A.12 of the New York Stock Exchange Listed Company Manual, the Fund submitted an Interim Written Affirmation on March 28, 2018 and December 19, 2018.

TCW Strategic Income Fund, Inc.

Dividend Reinvestment Plan

Shareholders who wish to add to their investment may do so by making an election to participate in the Dividend Reinvestment Plan (the “Plan”). Under the Plan, your dividend is used to purchase Fund shares on the open market whenever shares, including the related sales commission, are selling below the Fund’s net asset value per share. You will be charged a pro-rata portion of brokerage commissions on open-market purchases under the Plan. If the market price, including commission, of Fund shares is above the Fund’s net asset value per share, you will receive shares at a price equal to the higher of the Fund’s net asset value per share on the payment date or 95% of the closing market price of Fund shares on the payment date. Generally, for tax purposes, shareholders participating in the Plan will be treated as having received a distribution from the Fund in cash equal to the value of the shares purchased from them under the Plan.

To enroll in the Plan, if your shares are registered in your name, write to Computershare, P.O. Box #505000, Louisville, KY 40233, or call toll free at (866) 227-8179. If your shares are held by a brokerage firm, please call your broker. If you participate in the Plan through a broker, you may not be able to transfer your shares to another broker and continue to participate in the Plan if your new broker does not permit such participation. If you no longer want to participate in the Plan, please contact Computershare or your broker. You may elect to continue to hold shares previously purchased on your behalf or to sell your shares and receive the proceeds, net of any brokerage commissions. If you need additional information or assistance, please call our investor relations department at (877) 829-4768 or visit our website at www.tcw.com. As always, we would be pleased to accommodate your investment needs.

Distribution Policy

The Fund has a net investment income-based distribution policy. The policy is to pay quarterly distributions out of the Fund’s accumulated undistributed net investment income and/or other sources subject to the requirements of the 1940 Act and Sub-chapter M of the Code.

Distribution policies are a matter of Board discretion and may be modified or terminated at any time without prior notice. Any such change or termination may have an adverse effect on the market price for the Fund’s shares.

You should not draw any conclusions about the Fund’s investment performance from the amount of the quarterly distribution or from the terms of the Fund’s distribution policy.

TCW Strategic Income Fund, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 386 3829

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT, DIVIDEND REINVESTMENT AND DISBURSEMENT AGENT AND REGISTRAR

Computershare

P.O. Box 50500

Louisville, KY 40233

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

LEGAL COUNSEL

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

DIRECTORS

Samuel P. Bell

Director

David S. DeVito

Director, President, and Chief Executive Officer

Patrick C. Haden

Director and Chairman

David B. Lippman

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Andrew Tarica

Director

OFFICERS

Meredith S. Jackson

Senior Vice President, General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer

and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Patrick W. Dennis

Assistant Secretary

TSIart9445      6/30/19

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not required for this filing.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Principal Financial and Accounting Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the

Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(c)	Not required for this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	August 23, 2019

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	August 23, 2019